Goodwill and Other Intangible Assets/Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets/Intangible Assets (Textual)
Amortization of intangible assets	$ 232	$ 323	$ 464	$ 646	$ 1,160	$ 1,731
Write-off of fully amortized intangible assets					$ 260	0
Impairment loss on intangible assets						$ 1,065